Fees Summary	Nov. 05, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,027,000.00
Previously Paid Amount	0.00
Total Fee Amount	418.03
Total Offset Amount	0.00
Net Fee	418.03
Narrative - Max Aggregate Offering Price	$ 3,027,000.00
Final Prospectus	true